Fair Value Measurements - Narrative (Details) $ in Thousands	3 Months Ended					6 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) security	Jun. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2023 USD ($) security	Sep. 30, 2022 USD ($)	Mar. 31, 2023 USD ($)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative assets	$ 363,332			$ 524,927		$ 363,332		$ 385,851
Gain (loss) on investments	(13)		$ (17,099)	(10,811)	$ 2,091	487	$ (42,216)	(54,010)		$ 15,534	$ 132,620
Equity securities without readily determinable fair value	64,500			1,200		$ 64,500		21,600
Equity securities, upward adjustment	$ 0						3,300	10,800
Number of securities with an upward adjustment | security	1					1
Equity securities, cumulative upward adjustment	$ 10,800					$ 10,800
Loss on impairment of goodwill	306,684	$ 1,100,000	$ 0			1,402,989	$ 0
Cumulative impairment loss	$ 1,400,000					$ 1,400,000
Long-term growth rate	3.00%	3.00%				3.00%
Goodwill	$ 964,937			2,367,750		$ 964,937		2,367,926	[1]	2,367,750	2,367,750	$ 2,367,750
Ben Markets
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loss on impairment of goodwill						0
Goodwill	$ 9,885	$ 9,900				$ 9,885		9,885
Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Discount rates	25.30%	24.80%				25.30%
Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Discount rates	26.20%	25.60%				26.20%
Fair Value Measured at Net Asset Value Per Share
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative assets				524,900				385,900
Gain (loss) on investments				$ (10,800)				$ (54,000)		$ 15,500	$ (17,600)

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.